Financial Instruments - Schedule of Fair Value of Derivative Contracts (Detail) In Thousands, unless otherwise specified	12 Months Ended																12 Months Ended								12 Months Ended
	Mar. 31, 2014 Interest Rate Contract [Member] USD ($)	Mar. 31, 2013 Interest Rate Contract [Member] USD ($)	Mar. 31, 2014 Foreign Exchange Contracts One [Member] USD ($)	Mar. 31, 2013 Foreign Exchange Contracts One [Member] USD ($)	Mar. 31, 2014 Foreign Exchange Contracts Two [Member] USD ($)	Mar. 31, 2014 Foreign Exchange Contracts Two [Member] EUR (€)	Mar. 31, 2013 Foreign Exchange Contracts Two [Member] USD ($)	Mar. 31, 2013 Foreign Exchange Contracts Two [Member] EUR (€)	Mar. 31, 2014 Foreign Exchange Contracts Three [Member] USD ($)	Mar. 31, 2014 Foreign Exchange Contracts Three [Member] GBP (£)	Mar. 31, 2013 Foreign Exchange Contracts Three [Member] USD ($)	Mar. 31, 2013 Foreign Exchange Contracts Three [Member] GBP (£)	Mar. 31, 2014 Foreign Exchange Contract [Member] USD ($)	Mar. 31, 2013 Foreign Exchange Contract [Member] USD ($)	Mar. 31, 2014 Minimum [Member] Interest Rate Contract [Member]	Mar. 31, 2013 Minimum [Member] Interest Rate Contract [Member]	Mar. 31, 2014 Minimum [Member] Foreign Exchange Contracts One [Member]	Mar. 31, 2013 Minimum [Member] Foreign Exchange Contracts One [Member]	Mar. 31, 2014 Minimum [Member] Foreign Exchange Contracts Two [Member]	Mar. 31, 2013 Minimum [Member] Foreign Exchange Contracts Two [Member]	Mar. 31, 2014 Minimum [Member] Foreign Exchange Contracts Three [Member]	Mar. 31, 2013 Minimum [Member] Foreign Exchange Contracts Three [Member]	Mar. 31, 2014 Maximum [Member] Interest Rate Contract [Member]	Mar. 31, 2013 Maximum [Member] Interest Rate Contract [Member]	Mar. 31, 2014 Maximum [Member] Foreign Exchange Contracts One [Member]	Mar. 31, 2013 Maximum [Member] Foreign Exchange Contracts One [Member]	Mar. 31, 2014 Maximum [Member] Foreign Exchange Contracts Two [Member]	Mar. 31, 2013 Maximum [Member] Foreign Exchange Contracts Two [Member]	Mar. 31, 2014 Maximum [Member] Foreign Exchange Contracts Three [Member]	Mar. 31, 2013 Maximum [Member] Foreign Exchange Contracts Three [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Fair value	$ (242)	$ (962)	$ (430)	$ (382)	$ (694)		$ (111)		$ (928)		$ 316		$ (2,052)	$ (177)
Contract expiry	Aug. 31, 2014	Aug. 31, 2014															Apr. 01, 2014	Apr. 01, 2013	Apr. 01, 2014	Apr. 01, 2013	Apr. 01, 2014	Apr. 01, 2013			Nov. 30, 2014	Dec. 31, 2013	Feb. 28, 2015	Dec. 31, 2013	Feb. 28, 2015	Nov. 30, 2013
Notional amounts of quantity			$ 14,000	$ 24,000		€ 16,500		€ 18,000		£ 10,500		£ 6,500
Interest rate derivative contracts, Rate															0.785%	0.75%							0.85%	0.945%
Interest rate derivative contracts, Notional amounts of quantity	83% of the outstanding principal on the Term loan over the contract term	50% of the outstanding principal on the first lien term loan over the contract term
Foreign exchange forward derivative contracts, Rate																	1.0367	0.9938	1.3624	1.2485	1.5979	1.5780			1.0946	1.0325	1.5652	1.3431	1.8645	1.6162